T. ROWE PRICE Integrated Global Equity Fund
March 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.8%
Common Stocks 1.8%
ANZ Group Holdings  5,271 81
BHP Group  2,138 68
Brambles  6,393 58
Coles Group  5,592 67
National Australia Bank  3,209 60
Qantas Airways (1) 9,192 41
Suncorp Group  6,791 55
Telstra  17,616 50
Total Australia (Cost
$485
)
480
BRAZIL 0.5%
Common Stocks 0.5%
Ambev  14,088 40
Petroleo Brasileiro  10,761 57
Suzano  5,512 45
Total Brazil (Cost
$143
)
142
CANADA 4.4%
Common Stocks 4.4%
ARC Resources  4,100 47
Canadian Imperial Bank of Commerce  859 36
Canadian Tire, Class A  514 67
CGI (1) 1,343 129
Constellation Software  71 134
George Weston  347 46
Loblaw  852 78
Magna International  804 43
Manulife Financial  6,397 117
National Bank of Canada  1,083 78
Parkland  2,411 58
Suncor Energy  2,762 86
TFI International  1,125 134
Toromont Industries  342 28
West Fraser Timber  929 66
Total Canada (Cost
$1,022
)
1,147

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  370,595 36
Total Chile (Cost
$37
)
36
CHINA 4.7%
Common Stocks 4.3%
Alibaba Group Holding, ADR (USD) (1) 555 57
Bank of China, Class H (HKD)  69,000 26
China Coal Energy, Class H (HKD)  30,000 23
China Construction Bank, Class H (HKD)  117,000 76
China Hongqiao Group (HKD)  22,000 21
China Meidong Auto Holdings (HKD)  20,000 43
China Overseas Property Holdings (HKD)  20,000 24
China Shenhua Energy, Class H (HKD)  13,000 41
COSCO SHIPPING Holdings, Class H (HKD)  24,500 28
Industrial & Commercial Bank of China, Class H (HKD)  127,000 67
JD.com, Class A (HKD)  2,200 48
JOYY, ADR (USD)  2,200 69
Lenovo Group (HKD)  58,000 63
PDD Holdings, ADR (USD) (1) 788 60
Shandong Weigao Group Medical Polymer, Class H (HKD)  23,600 38
Sunny Optical Technology Group (HKD)  2,700 32
Tencent Holdings (HKD)  3,600 176
Tingyi Cayman Islands Holding (HKD)  18,000 30
Tsingtao Brewery, Class H (HKD)  6,000 66
Vinda International Holdings (HKD)  17,000 41
Vipshop Holdings, ADR (USD) (1) 3,500 53
Zhongsheng Group Holdings (HKD)  7,000 34
1,116
Common Stocks - China A Shares 0.4%
Inner Mongolia ERDOS Resources, A Shares (CNH)  10,500 24
Shanxi Lu'an Environmental Energy Development, A Shares
(CNH)  9,700 31
Sinotrans, A Shares (CNH)  99,500 60
115
Total China (Cost
$1,212
)
1,231

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.7%
Common Stocks 0.7%
Novo Nordisk, Class B  1,092 173
Total Denmark (Cost
$123
)
173
EGYPT 0.5%
Common Stocks 0.5%
Commercial International Bank Egypt  31,774 53
Eastern  79,179 45
OCI (EUR)  1,223 41
Total Egypt (Cost
$147
)
139
FINLAND 0.2%
Common Stocks 0.2%
Sampo, Class A  1,294 61
Total Finland (Cost
$59
)
61
FRANCE 5.0%
Common Stocks 5.0%
Airbus  740 99
ArcelorMittal  1,863 56
AXA  3,223 98
Capgemini  388 72
Dassault Aviation  243 48
Edenred  725 43
EssilorLuxottica  297 54
Eurazeo  735 52
Eurofins Scientific  725 49
LVMH Moet Hennessy Louis Vuitton  176 162
Sanofi  538 58
Teleperformance  121 29
Thales  397 59
TotalEnergies  4,022 237
Verallia  1,802 77
Vinci  669 77
Vivendi  2,597 26
Total France (Cost
$1,118
)
1,296

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.6%
Common Stocks 1.9%
Deutsche Bank  3,971 40
Deutsche Post  1,055 50
Deutsche Telekom  3,874 94
GEA Group  924 42
Munich Re  274 96
Siemens  1,081 175
497
Preferred Stocks 0.7%
Dr. Ing. h.c. F. Porsche (1) 764 98
Volkswagen  610 83
181
Total Germany (Cost
$629
)
678
GREECE 0.2%
Common Stocks 0.2%
Eurobank Ergasias Services & Holdings (1) 39,933 53
Total Greece (Cost
$36
)
53
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  7,200 75
HKT Trust & HKT  45,000 60
Total Hong Kong (Cost
$109
)
135
INDIA 1.2%
Common Stocks 1.2%
HDFC Bank, ADR (USD)  741 49
Infosys  2,323 41
NTPC  22,741 49
Petronet LNG  18,369 51
Power Grid Corp. of India  25,190 69
Torrent Pharmaceuticals  2,339 44
Vedanta  6,103 20
Total India (Cost
$316
)
323

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 0.3%
Common Stocks 0.3%
Astra International  170,800 68
Total Indonesia (Cost
$67
)
68
IRELAND 0.2%
Common Stocks 0.2%
CRH  1,036 52
Total Ireland (Cost
$51
)
52
ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank  1,702 53
Total Israel (Cost
$46
)
53
ITALY 1.1%
Common Stocks 1.1%
Amplifon  2,609 90
Enel  12,639 77
FinecoBank Banca Fineco  2,917 45
Stellantis  4,547 83
Total Italy (Cost
$252
)
295
JAPAN 4.9%
Common Stocks 4.9%
AGC  900 33
Asahi Group Holdings  1,100 41
Asics  2,400 68
Astellas Pharma  4,100 58
Fast Retailing  600 131
Inpex  3,000 32
ITOCHU  3,100 101
Mitsubishi  2,000 72
Mitsui Fudosan  2,300 43
Mizuho Financial Group  2,800 40
Nippon Steel (2) 3,700 87
Nippon Telegraph & Telephone  3,100 93
Panasonic Holdings  4,800 43
Ryohin Keikaku  4,800 55

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Seven & i Holdings  1,200 54
Sony Group  900 82
SUMCO  2,700 41
Sumitomo  3,000 53
Sumitomo Mitsui Financial Group  1,200 48
Suntory Beverage & Food  1,200 45
Takeda Pharmaceutical  1,500 49
Total Japan (Cost
$1,137
)
1,269
MEXICO 0.4%
Common Stocks 0.4%
Grupo Mexico, Series B  15,900 75
Orbia Advance  15,599 34
Total Mexico (Cost
$100
)
109
NETHERLANDS 2.3%
Common Stocks 2.3%
Adyen (1) 65 104
ASML Holding (USD)  342 233
Coca-Cola European Partners (USD)  935 55
Heineken Holding  942 86
Koninklijke Ahold Delhaize  1,976 68
Koninklijke KPN  13,430 47
Total Netherlands (Cost
$499
)
593
NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand  25,406 81
Total New Zealand (Cost
$70
)
81
NORWAY 0.2%
Common Stocks 0.2%
Mowi  2,675 49
Total Norway (Cost
$56
)
49
PHILIPPINES 0.5%
Common Stocks 0.5%
Bank of the Philippine Islands  23,253 44
BDO Unibank  33,142 78

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PLDT  675 18
Total Philippines (Cost
$125
)
140
PORTUGAL 0.5%
Common Stocks 0.5%
Galp Energia  6,121 69
Jeronimo Martins  2,276 54
Total Portugal (Cost
$122
)
123
SOUTH AFRICA 0.7%
Common Stocks 0.7%
Anglo American Platinum  333 18
Bidvest Group  2,876 41
Exxaro Resources  2,027 21
Kumba Iron Ore  1,249 31
Mr Price Group  4,548 37
MTN Group  4,290 31
Total South Africa (Cost
$219
)
179
SOUTH KOREA 1.0%
Common Stocks 1.0%
Hyundai Mobis  316 52
Kia  973 61
LG Innotek  219 46
LG Uplus  4,748 40
Samsung Fire & Marine Insurance  375 59
Total South Korea (Cost
$279
)
258
SPAIN 0.6%
Common Stocks 0.6%
Banco Santander  19,880 74
Iberdrola  5,824 73
Total Spain (Cost
$115
)
147
SWEDEN 0.6%
Common Stocks 0.6%
Atlas Copco, Class B  4,125 48
Bilia, Class A  3,395 42

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Swedbank, Class A (2) 4,633 76
Total Sweden (Cost
$155
)
166
SWITZERLAND 0.8%
Common Stocks 0.8%
Julius Baer Group  1,771 121
Partners Group Holding  28 26
Roche Holding  193 55
Total Switzerland (Cost
$177
)
202
TAIWAN 1.8%
Common Stocks 1.8%
Chailease Holding  19,356 142
Evergreen Marine Corp. Taiwan  4,200 22
Realtek Semiconductor  4,000 51
Taiwan Semiconductor Manufacturing  13,000 228
Wan Hai Lines  5,600 13
Total Taiwan (Cost
$275
)
456
THAILAND 0.2%
Common Stocks 0.2%
Bangkok Dusit Medical Services, Class F  43,600 38
Total Thailand (Cost
$35
)
38
TURKEY 0.3%
Common Stocks 0.3%
BIM Birlesik Magazalar  10,257 80
Total Turkey (Cost
$59
)
80
UNITED KINGDOM 1.8%
Common Stocks 1.8%
3i Group  2,177 45
Barclays  29,626 53
Compass Group  2,049 52
Imperial Brands  2,239 51
InterContinental Hotels Group  1,158 76
Smiths Group  1,961 42
Tesco  13,588 45

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Unilever  2,030 105
Total United Kingdom (Cost
$431
)
469
UNITED STATES 58.0%
Common Stocks 58.0%
Abbott Laboratories  1,503 152
AbbVie  1,540 245
Accenture, Class A  618 177
Adobe (1) 301 116
Agilent Technologies  967 134
Alexandria Real Estate Equities, REIT  290 36
Alphabet, Class A (1) 4,911 509
Amazon.com (1) 2,737 283
American International Group  2,089 105
AmerisourceBergen  380 61
AMETEK  360 52
Apple  6,606 1,089
Arch Capital Group (1) 1,062 72
Autodesk (1) 481 100
AutoZone (1) 60 147
AvalonBay Communities, REIT  208 35
Bank of America  6,436 184
Bath & Body Works  2,037 75
Becton Dickinson & Company  412 102
Best Buy  424 33
Biogen (1) 131 36
Booking Holdings (1) 53 141
Broadcom  250 160
Cadence Design Systems (1) 656 138
Camden Property Trust, REIT  557 58
Capital One Financial  442 42
Carrier Global  2,300 105
Centene (1) 700 44
CF Industries Holdings  884 64
Charles Schwab  800 42
Chubb  432 84
Citigroup  2,408 113
CMS Energy  850 52
Coca-Cola  2,465 153
Cognizant Technology Solutions, Class A  1,105 67
Constellation Energy  1,161 91
Costco Wholesale  98 49
CSX  4,200 126
Cummins  394 94

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Darling Ingredients (1) 578 34
Discover Financial Services  470 46
Elevance Health  153 70
Eli Lilly  613 211
Equinix, REIT  123 89
Equitable Holdings  4,246 108
Equity LifeStyle Properties, REIT  1,003 67
Evergy  1,200 73
Extra Space Storage, REIT  267 43
Fair Isaac (1) 187 131
FedEx  362 83
Ferguson (GBP)  239 32
Fidelity National Information Services  832 45
Fifth Third Bancorp  1,533 41
Fiserv (1) 954 108
FleetCor Technologies (1) 543 114
FMC  493 60
GE HealthCare Technologies (1) 386 32
General Dynamics  536 122
General Electric  1,160 111
Global Payments  850 89
GoDaddy, Class A (1) 1,200 93
Hartford Financial Services Group  1,621 113
Hilton Worldwide Holdings  460 65
Hologic (1) 1,569 127
Home Depot  599 177
Honeywell International  770 147
Humana  106 51
International Paper  1,104 40
Intuit  211 94
Invitation Homes, REIT  939 29
IQVIA Holdings (1) 241 48
Johnson & Johnson  713 111
JPMorgan Chase  643 84
Keurig Dr Pepper  1,605 57
Kimberly-Clark  363 49
Kinder Morgan  4,079 71
L3Harris Technologies  348 68
Leidos Holdings  494 45
LKQ  1,577 90
Marathon Petroleum  1,057 143
Marsh & McLennan  481 80
Mastercard, Class A  551 200
McDonald's  410 115
McKesson  172 61
Merck  797 85

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Meta Platforms, Class A (1) 470 100
MetLife  535 31
MGM Resorts International  1,875 83
Microsoft  3,223 929
Molina Healthcare (1) 172 46
Mondelez International, Class A  1,574 110
Morgan Stanley  1,060 93
News, Class A  3,925 68
Nucor  366 57
NVIDIA  676 188
NVR (1) 24 134
ONEOK  794 50
O'Reilly Automotive (1) 118 100
Otis Worldwide  1,307 110
Packaging Corp. of America  404 56
Parker-Hannifin  326 110
PepsiCo  745 136
Pfizer  1,796 73
PG&E (1) 7,208 117
Philip Morris International  1,403 136
Procter & Gamble  428 64
Prologis, REIT  1,367 171
Public Storage, REIT  210 63
QUALCOMM  1,209 154
Reliance Steel & Aluminum  326 84
ResMed  344 75
Robert Half International  611 49
Roper Technologies  131 58
Salesforce (1) 540 108
SBA Communications, REIT  225 59
Sempra Energy  375 57
Southern  852 59
SS&C Technologies Holdings  815 46
Synopsys (1) 501 194
T-Mobile U.S. (1) 571 83
Targa Resources  1,220 89
Tesla (1) 297 62
Texas Instruments  573 107
Textron  1,930 136
Thermo Fisher Scientific  272 157
UnitedHealth Group  507 240
Valero Energy  399 56
Viatris  7,769 75
Visa, Class A  1,051 237
VMware, Class A (1) 326 41
Walmart  443 65

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Wells Fargo  4,501 168
Westrock  2,747 84
Zimmer Biomet Holdings  614 79
Zoetis  787 131
Total United States (Cost
$11,162
)
15,096
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 119,527 120
Total Short-Term Investments (Cost $120) 120
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 149,693 150
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 150
Total Securities Lending Collateral (Cost $150) 150
Total Investments in Securities 100.2%
(Cost $21,138) $ 26,087
Other Assets Less Liabilities (0.2)% (40)
Net Assets 100.0% $ 26,047
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 2++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 271  ¤  ¤ $ 270
Total $ 270^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $270.

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Notes to Portfolio of Investments
14
T. Rowe Price Integrated Global Equity Fund (the fund), formerly the T. Rowe Price
QM Global Equity Fund, is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated Global Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Integrated Global Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,640 $ 9,996 $ — $ 25,636
Preferred Stocks — 181 — 181
Short-Term Investments 120 — — 120
Securities Lending Collateral 150 — — 150
Total $ 15,910 $ 10,177 $ — $ 26,087

T. ROWE PRICE Integrated Global Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F203-054Q1 03/23